Debt - Schedule of Maturities of Debt and Lease Obligation (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2024	$ 23,927
2025	550,050
2026	23,234
2027	1,975,992
2028	522,473
Thereafter	522,138
Total	$ 3,617,814